Earnings per share - Additional Information (Details)				3 Months Ended	9 Months Ended
	Jul. 06, 2023	Jul. 01, 2022	Jun. 30, 2021	Sep. 30, 2023 shares	Sep. 30, 2023 shares	Sep. 30, 2022
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	29,676	24,759	24,759		18,450	13,817
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)				36,000
Dilutive effect of share options on number of ordinary shares				57,262	71,197